Equity - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 04, 2022 USD ($) $ / shares shares	Dec. 31, 2023 vote shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2017 vote $ / shares shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1
Value of each share after subdivision (in dollars per share) | $ / shares	$ 10.00
Merger agreement, number of shares issued for each legacy share (in shares)	1
Shares issued for merger transaction (in shares)	13,618,735
Issuance of ordinary shares in relation to the PIPE Agreements (in shares)	29,482,000
PIPE agreement shares issued, price (in dollars per share) | $ / shares	$ 10.00
Proceeds from PIPE agreements | $	$ 294,820
Earn-in liabilities
Disclosure of classes of share capital [line items]
Sponsor earn-in shares issued (in shares)	6,393,750
Ordinary Shares
Disclosure of classes of share capital [line items]
Share subdivision ratio	1.1425
Issuance of ordinary shares in relation to the PIPE Agreements (in shares)		0	29,482,000	0
Number of shares issued and fully paid (in shares)		245,721,000	244,211,000	126,100,000		126,100,000
Series C Preferred Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote					1
Number of shares issued in the period (in shares)					85,714,000
Number of shares issued and fully paid (in shares)	75,025,000	0	0	75,025,000		75,025,000
Shares issued, price (in dollars per share) | $ / shares					$ 3.50
Preference shares to ordinary shares conversion ratio	1				1
Maximum share price to trigger anti-dilution protection | $ / shares					$ 3.50